Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Product and licenses	$ 882,898	$ 873,808	$ 896,011
Software as a service	134,682	103,851	75,495
License updates and maintenance	1,587,271	1,521,007	1,416,017
Professional services	131,229	147,488	175,541
Total net revenues	2,736,080	2,646,154	2,563,064
Cost of net revenues:
Cost of product and license revenues	121,391	118,265	124,110
Cost of services and maintenance revenues	228,080	228,503	227,371
Amortization of product related intangible assets	54,290	71,001	89,230
Impairment of product related intangible assets	1,128	56,271	52,995
Total cost of net revenues	404,889	474,040	493,706
Gross margin	2,331,191	2,172,114	2,069,358
Operating expenses:
Research and development	395,373	480,957	486,919
Sales, marketing and services	976,339	1,005,802	1,074,958
General and administrative	314,298	286,245	276,565
Amortization of other intangible assets	15,076	30,341	35,583
Impairment of other intangible assets		67,137	6,321
Restructuring	67,401	98,661	14,092
Separation	2,540	179
Total operating expenses	1,771,027	1,969,322	1,894,438
Income from continuing operations	560,164	202,792	174,920
Interest income	16,686	11,675	9,421
Interest expense	(44,949)	(44,153)	(28,332)
Other expense, net	(4,131)	(5,730)	(7,694)
Income from continuing operations before income taxes	527,770	164,584	148,315
Income tax expense (benefit)	57,915	(50,549)	(18,904)
Income from continuing operations	469,855	215,133	167,219
Income from discontinued operations, net of income tax expense of $22,737, $43,065 and $42,887, respectively	66,257	104,228	84,504
Net income	$ 536,112	$ 319,361	$ 251,723
Basic earnings per share
Income from continuing operations	$ 3.03	$ 1.35	$ 0.98
Income from discontinued operations	0.43	0.66	0.50
Basic earnings per share	3.46	2.01	1.48
Diluted earnings per share:
Income from continuing operations	2.99	1.34	0.98
Income from discontinued operations	0.42	0.65	0.49
Diluted earnings per share	$ 3.41	$ 1.99	$ 1.47
Weighted average shares outstanding:
Basic	155,134	158,874	169,879
Diluted	157,084	160,362	171,270